Supplemental cash flow information - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Schedule of Cash Flow, Supplemental [Line Items]
Cash payments for income taxes	¥ 500,214	¥ 854,600	¥ 884,589
Interest payments	422,720	362,602	381,280
Capital lease obligations incurred	¥ 4,467	¥ 5,975	¥ 6,546